UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			FORM 13F

			FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: DECEMBER 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
				 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:		Security Capital Research & Management Incorporated
Address:	11 South LaSalle Street, Second Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered intregal parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Assistant Controller
Phone:		(312) 345-5826
Signature, Place and Date of Signing

	/s/ Michael J. Heller  Chicago, Illinois  FEBRUARY 14, 2002

Report Type:

[x]  13F HOLDING REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers	0

Form 13F Information Table Entry Total	45

Form 13F Information Table Value Total	$1,496,902

List of Other Included Managers		None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101   102166  2234110 SH       SOLE                  1319010            915100
AIMCO Series P                                  03748R861    20045   818500 SH       SOLE                   818500
Amli Residential Prop.                          001735109    19684   780490 SH       SOLE                   780490
Apartment Investment & Mgmt Se                  03748R705    34101  1234200 SH       SOLE                  1234200
Archstone Smith Trust                           039583109   112226  4267157 SH       SOLE                  2354157           1913000
Archstone Smith Trust Series A                  039581202    10508   296850 SH       SOLE                   296850
Arden Realty                                    039793104    48797  1841400 SH       SOLE                  1141000            700400
AvalonBay Communities                           053484101   104109  2200566 SH       SOLE                  1180463           1020103
Boston Properties, Inc.                         101121101    27650   727640 SH       SOLE                   727640
Brandywine Realty Trust                         105368203    19376   919600 SH       SOLE                   919600
Brookfield Properties                           112900105      686    39860 SH       SOLE                    39860
CarrAmerica Realty                              144418100     8031   266800 SH       SOLE                   266800
Chateau Communities Inc.                        161726104     7607   254425 SH       SOLE                   254425
Crescent Real Estate Series A                   225756204    15188   784900 SH       SOLE                   784900
Equity Office Properties Trust                  294741103    87932  2923277 SH       SOLE                  2044095            879182
Equity Res. Prop.                               29476L107      896    31220 SH       SOLE                    31220
Essex Property Trust                            297178105    74463  1507040 SH       SOLE                   804740            702300
Federal Realty Investment Trus                  313747206    43095  1873705 SH       SOLE                  1873705
First Industrial Realty Trust,                  32054K103    17599   565900 SH       SOLE                   565900
Gables Residential Trust                        362418105     4564   154200 SH       SOLE                   154200
General Growth Properties                       370021107     3193    82295 SH       SOLE                    82295
Glenborough Realty                              37803P105     2136   110100 SH       SOLE                   110100
Glenborough Realty Series A 	                37803P204     2015    95500 SH       SOLE                    95500
Great Lakes REIT, Inc.                          390752103    12496   781000 SH       SOLE                   781000
HRPT Properties                                 40426W101    24710  2853300 SH       SOLE                  2853300
Health Care Properties                          421915109    17526   484000 SH       SOLE                   484000
Highwoods Properties                            431284108    32905  1268000 SH       SOLE                  1268000
IRT Property Company                            450058102     4462   420900 SH       SOLE                   420900
Liberty Property Trust                          531172104    28478   954025 SH       SOLE                   954025
Macerich Company                                554382101    33556  1261500 SH       SOLE                  1261500
Mack-Cali Realty Corporation                    554489104   137562  4434630 SH       SOLE                  3212530           1222100
Pan Pacific Retail                              69806L104    17099   595360 SH       SOLE                   595360
Post Properties Inc.                            737464107   112065  3155865 SH       SOLE                  2140165           1015700
Prentiss Properties                             740706106    33038  1203580 SH       SOLE                  1203580
Public Storage Inc.                             74460D109    88956  2663360 SH       SOLE                  1535160           1128200
Reckson Associates Realty Seri                  75621K205     4461   187500 SH       SOLE                   187500
Rouse Company Series B                          779273309     2223    51100 SH       SOLE                    51100
SL Green Realty Corp.                           78440X101     3490   113630 SH       SOLE                   113630
SPG Properties Series B 6.5%                    828806406     4187    50000 SH       SOLE                    50000
Senior Housing Property                         81721M109    13201   949000 SH       SOLE                   949000
Shurgard Storage Ctr-A                          82567D104     8219   256850 SH       SOLE                   256850
Simon Property Group Inc.                       828806109    48556  1655500 SH       SOLE                  1655500
Starwood Hotels & Resorts                       85590A203    19694   659770 SH       SOLE                   659770
Taubman Centers, Inc.                           876664103    66933  4507275 SH       SOLE                  2633275           1874000
Vornado Realty Trust                            929042109    17019   409110 SH       SOLE                   409110
Report Summary				45 Data Records		1,496,902		0 Other managers on whose behalf report is filed